Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares
Restricted cash	$ 49,026
Finance receivables at fair value	503,848
Finance receivables held for sale, net	318,192
Interest receivable	14,067
Other assets	35,472
Other liabilities	$ 49,699
Common stock, par value (in Dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized (in Shares) | shares	500,000,000
Common stock, shares issued (in Shares) | shares	1,822,532
Common stock, shares outstanding (in Shares) | shares	1,822,532
Securitization debt of consolidated VIEs at amortized cost
Securitization debt	$ 210,700
Securitization debt of consolidated VIEs at fair value
Securitization debt	142,600
Consolidated VIEs
Restricted cash	48,100
Finance receivables at fair value	467,300
Finance receivables held for sale, net	310,000
Interest receivable	13,300
Other assets	10,800
Other liabilities	$ 13,800